Investment Objectives and Goals - Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	Feb. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with investment results that participate in a percentage of any positive price returns of bitcoin (prior to taking into account management fees, shareholder transaction fees, brokerage commissions, taxes and any extraordinary expenses incurred by the Fund) while providing a maximum loss of 20% of any bitcoin price return losses (prior to taking into account management fees, shareholder transaction fees, brokerage commissions, taxes and any extraordinary expenses incurred by the Fund), over successive three-month periods.